Related Parties Disclosure - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Payables	$ 8,400		$ 9,889
Expenses	3,009	$ 2,803
Receivables	4,230		223
Net Income	1,742
Carlos Moreira
Related Party Transaction [Line Items]
Payables	3,283		953
John O'Hara
Related Party Transaction [Line Items]
Payables	259		381
Ruma Bose
Related Party Transaction [Line Items]
Payables	21		13
Expenses	125	28
Cristina Dolan
Related Party Transaction [Line Items]
Payables			13
Expenses	136	12
Receivables	66
David Fergusson
Related Party Transaction [Line Items]
Expenses	108	9
Receivables	35
Eric Pellaton
Related Party Transaction [Line Items]
Payables	16		13
Expenses	124	13
Peter Ward
Related Party Transaction [Line Items]
Expenses	1,472
Hossein Rahnama
Related Party Transaction [Line Items]
Payables	9
Expenses	12
Danil Kerimi
Related Party Transaction [Line Items]
Payables			13
Expenses	27	44
WISeKey International Holding AG
Related Party Transaction [Line Items]
Payables	4,071		4,821
Expenses	500	2,066
Receivables	3,218
Net Income	1,662
WISeKey SA
Related Party Transaction [Line Items]
Payables	387		237
Expenses	495	510
Receivables	73
WISeKey Semiconductors GMBH
Related Party Transaction [Line Items]
Expenses		84
WISeCoin AG
Related Party Transaction [Line Items]
Payables	354		3,445
Expenses	10	$ 37
SEALCoin AG
Related Party Transaction [Line Items]
Receivables	338		$ 223
Net Income	80
WISeSat.Space AG
Related Party Transaction [Line Items]
Receivables	$ 500